Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement and Selected Quarterly Financial Data Disclosure [Abstract]
Restatement and Selected Quarterly Financial Data Disclosure [Text Block]

Note 4: Restatement

The unaudited quarterly financial information for the quarterly periods ended March 31, 2011, June 30, 2011 and September 30, 2011 have been restated to correct errors in the valuation of the Company’s derivative liabilities and accounting for certain financing transactions in those periods. These errors in the Company’s financing transactions were caused by the Company incorrectly accounting for the amendment of its CASTion Notes and its 2010 Bridge Notes as a debt modification instead of a debt extinguishment in the first quarter of 2011. The errors in the Company’s derivative liabilities were due to deficiencies in the Company’s valuation model and methodology used to calculate the fair value of such liabilities in the first three quarters of 2011.

The Company restated the effects of these errors for the affected periods in its Annual Report on Form 10-K as of and for the year ended December 31, 2011. The net effect of these errors is (i) a $4.7 million understatement of the Company’s net loss to common stockholders in the quarter ended March 31, 2011, (ii) a $1.5 million overstatement of the Company’s net loss to common stockholders in the quarter ended June 30, 2011 and (iii) a $3.9 million overstatement of the Company’s net loss to common stockholders in the quarter ended September 30, 2011. The net effect is that the Company’s net loss to common stockholders for the nine-month period ended September 30, 2011 was overstated by approximately $0.7 million. None of the errors related to the Company’s cash position, revenues or loss from operations for any of the periods in which such errors occurred.

This Quarterly Report on Form 10-Q for the quarter ended September 30, 2012 reflects the impact of this restatement on the applicable unaudited quarterly financial information for the three and nine months ended September 30, 2011 presented in the Consolidated Statements of Operations and Consolidated Statements of Cash Flows.

Quarterly Reports on Form 10-Q, as originally filed, for each of the first three quarters of 2011 have not been and will not be amended. The financial statements included in such reports should not be relied on.

The impact of the errors on the Company’s Consolidated Statement of Operations for the three and nine months ended September 30, 2011 is summarized below (in thousands):

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	As Originally Reported	As Restated	As Originally Reported	As Restated

Loss from operations	$(1,470)	$(1,470)	$(5,296)	$(5,296)

Other income (expense):
Warrant expense	(1,799)	—	(1,799)	—
Derivative liability income (loss)	(653)	440	403	3,963
Loss on extinguishment of debt	(2,042)	(5,159)	(2,042)	(12,551)
Interest and other expense, net	(263)	(220)	(2,751)	(1,124)
Equity in losses of joint venture	(117)	(117)	(386)	(386)

Net loss	(6,344)	(6,526)	(11,871)	(15,394)
Net loss attributable to noncontrolling interest	17	17	57	57

Net loss attributable to ThermoEnergy Corporation	(6,327)	(6,509)	(11,814)	(15,337)
Deemed dividend on Series B Convertible Preferred Stock	(4,045)	—	(4,271)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(10,372)	$(6,509)	$(16,085)	$(15,337)

Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.18)	$(0.11)	$(0.28)	$(0.27)

Weighted average shares used in computing loss per share, basic and diluted	56,867,098	56,867,098	56,506,905	56,506,905

Note 3. Restatement and Condensed Quarterly Financial Information (Unaudited)

2011 Quarterly Restatement

The unaudited quarterly financial information for the quarterly periods ended March 31, 2011, June 30, 2011 and September 30, 2011 have been restated to correct errors in the valuation of the Company’s derivative liabilities and accounting for certain financing transactions in those periods. These errors in the Company’s financing transactions were caused by the Company incorrectly accounting for the amendment of its CASTion Notes and its 2010 Bridge Notes as a debt modification instead of a debt extinguishment in the first quarter of 2011 (see Note 5). The errors in the Company’s derivative liabilities were due to deficiencies in the Company’s valuation model and methodology used to calculate the fair value of such liabilities in the first three quarters of 2011. These errors did not have any impact on the Company’s consolidated financial statements as of and for the year ended December 31, 2010.

The impact of the errors on the Company’s consolidated statements of operations for the three and nine months ended September 30, 2011 is summarized below (in thousands):

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	(Unaudited)		(Unaudited)
	As Originally Reported	As Restated	As Originally Reported	As Restated

Loss from operations	$(1,470)	$(1,470)	$(5,296)	$(5,296)

Other income (expense):
Warrant expense	(1,799)	—	(1,799)	—
Derivative liability income (loss)	(653)	440	403	3,963
Loss on extinguishment of debt	(2,042)	(5,159)	(2,042)	(12,551)
Interest and other expense, net	(263)	(220)	(2,751)	(1,124)
Equity in losses of joint venture	(117)	(117)	(386)	(386)

Net loss	(6,344)	(6,526)	(11,871)	(15,394)
Net loss attributable to noncontrolling interest	17	17	57	57

Net loss attributable to ThermoEnergy Corporation	(6,327)	(6,509)	(11,814)	(15,337)
Deemed dividend on Series B Convertible Preferred Stock	(4,045)	—	(4,271)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(10,372)	$(6,509)	$(16,085)	$(15,337)

Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.18)	$(0.11)	$(0.28)	$(0.27)

Weighted average shares used in computing loss per share, basic and diluted	56,867,098	56,867,098	56,506,905	56,506,905

The impact of the errors on the Company’s consolidated statements of operations for the three and six months ended June 30, 2011 is summarized below (in thousands):

	Three Months Ended June 30, 2011 (Unaudited)		Six Months Ended June 30, 2011 (Unaudited)
	As Originally Reported	As Restated	As Originally Reported	As Restated

Loss from operations	$(1,815)	$(1,815)	$(3,826)	$(3,826)

Other income (expense):
Derivative liability income	39	820	1,056	3,523
Loss on extinguishment of debt	—	(147)	—	(7,392)
Interest and other expense, net	(1,027)	(210)	(2,488)	(904)
Equity in losses of joint venture	(182)	(182)	(269)	(269)

Net loss	(2,985)	(1,534)	(5,527)	(8,868)
Net loss attributable to noncontrolling interest	27	27	40	40

Net loss attributable to ThermoEnergy Corporation	(2,958)	(1,507)	(5,487)	(8,828)
Deemed dividend on Series B Convertible Preferred Stock	(91)	—	(226)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(3,049)	$(1,507)	$(5,713)	$(8,828)

Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.05)	$(0.03)	$(0.10)	$(0.16)

Weighted average shares used in computing loss per share, basic and diluted	56,738,188	56,738,188	56,323,824	56,323,824

The impact of the errors on the Company’s consolidated statement of operations for the three months ended March 31, 2011 is summarized below (in thousands):

	Three Months Ended March 31, 2011 (Unaudited)
	As Originally Reported	As Restated

Loss from operations	$(2,011)	$(2,011)

Other income (expense):
Loss on extinguishment of debt	—	(7,245)
Derivative liability income	1,017	2,703
Equity in losses of joint venture	(87)	(87)
Interest and other expense, net	(1,461)	(694)

Net loss	(2,542)	(7,334)
Net loss attributable to noncontrolling interest	13	13

Net loss attributable to ThermoEnergy Corporation	(2,529)	(7,321)
Deemed dividend on Series B Convertible Preferred Stock	(135)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(2,664)	$(7,321)

Loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.05)	$(0.13)

Weighted average shares used in computing loss per share, basic and diluted	55,848,585	55,848,585

The impact of the errors on the Company’s consolidated balance sheets is summarized below (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	September 30, 2011 (Unaudited)		June 30, 2011 (Unaudited)		March 31, 2011 (Unaudited)
	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated

Total liabilities	$11,090	$9,684	$15,984	$19,476	$13,156	$18,246

Total stockholders’ deficiency	$(6,813)	$(5,407)	$(11,653)	$(15,145)	$(9,182)	$(14,272)

Total liabilities and stockholders’ deficiency	$4,277	$4,277	$4,331	$4,331	$3,974	$3,974

The errors as detailed above had no effect on net cash flows from operating, investing or financing activities in any period. Within the operating activities section of the consolidated statements of cash flows, the effect of the error on net loss in each period as summarized above was offset by an equal change in non-cash items, a non-cash adjustment to reconcile net loss to net cash used in operating activities. The Company did not include consolidated statements of stockholders’ deficiency in its Quarterly Reports on Form 10-Q for any of the three quarters of 2011.

Condensed Quarterly Financial Information (Unaudited)

The following table sets forth certain unaudited quarterly financial information for fiscal 2010 and 2011. This data should be read together with the Company’s consolidated financial statements and the related notes included elsewhere in this Annual Report on Form 10-K. The Company has prepared the unaudited information on a basis consistent with its audited financial statements and has included all adjustments of a normal and recurring nature, which, in the opinion of management, are considered necessary to fairly present the Company’s revenue and operating expenses for the quarters presented. The Company’s historical operating results for any quarter are not necessarily indicative of results for any future period.

	(Unaudited) For the Three Months Ended
(in thousands, except share and per share data)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
			As Revised		As Restated	As Restated	As Restated

Revenue	$1,160	$253	$641	$820	$948	$1,434	$1,193	$2,008
Cost of sales	1,170	141	612	876	967	1,280	1,073	1,859

Gross profit	(10)	112	29	(56)	(19)	154	120	149
Operating expenses	1,649	1,842	1,819	2,414	1,992	1.969	1,590	2,003

Loss from operations	(1,659)	(1,730)	(1,790)	(2,470)	(2,011)	(1,815)	(1,470)	(1,854)
Other income (expense)	(329)	(3,852)	(4,138)	1,112	(5,323)	281	(5,056)	(138)

Net loss	(1,988)	(5,582)	(5,928)	(1,358)	(7,334)	(1,534)	(6,526)	(1,992)
Net loss attributable to noncontrolling interest	—	—	—	—	13	27	17	—

Net loss attributable to ThermoEnergy Corporation	(1,988)	(5,582)	(5,928)	(1,358)	(7,321)	(1,507)	(6,509)	(1,992)
Deemed dividend on Series B Convertible Preferred Stock	—	—	(1,894)	—	—	—	—	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(1,988)	$(5,582)	$(7,822)	$(1,358)	$(7,321)	$(1,507)	$(6,509)	$(1,992)

Net loss per common share, basic and diluted:	$(0.04)	$(0.10)	$(0.15)	$(0.03)	$(0.13)	$(0.03)	$(0.11)	$(0.03)

Weighted average shares used in computing loss per share, basic and diluted	53,679,473	53,679,473	53,679,473	54,041,586	55,848,585	56,738,188	56,867,098	57,748,620